                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                           New York, New York 10080

August 3, 2004

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

            Re:   Oppenheimer Global Opportunities Fund
                  Reg. No. 33-33799; File No. 811-6001
                  ------------------------------------

To the Securities and Exchange Commission:

      An  electronic  ("EDGAR")  filing is hereby  made on behalf  Oppenheimer
Global  Opportunities Fund (the  "Registrant")  pursuant to Rule 497(e) of the
Securities  Act of 1933 and the  Investment  Company Act of 1940.  This filing includes a  Prospectus  supplement  dated  August 2, 2004 to the  Registrant's
Prospectus dated November 21, 2003.

Please contact me with any questions regarding this filing.  Thank you.

                                          Sincerely,

                                          /s/ Peter E. Pisapia
                                          ------------------------------------
                                          Peter E. Pisapia
                                          Assistant Vice President &
                                          Assistant Counsel
                                          (212) 323-0248

cc:   Mayer, Brown Rowe & Maw
      Ms. Gloria LaFond

Enclosures

                    OPPENHEIMER GLOBAL OPPORTUNITIES FUND
                    Supplement dated August 2, 2004 to the
                      Prospectus dated November 21, 2003

The Prospectus is changed as follows:

1.   The section titled "Portfolio Manager" on page 14 is replaced with the following:

     Portfolio  Managers.   The  portfolio  manager  and  assistant  portfolio
     manager   of  the  Fund  are  Frank   Jennings   and   Randall   Dishmon,
     respectively.  They  are  the  persons  principally  responsible  for the day-to-day  management of the Fund's  portfolio.  Mr.  Jennings is a Vice
     President of the Fund and has been a Vice  President of the Manager since
     1995.   Mr.   Dishmon  is  an  Assistant  Vice  President  and  Assistant
     Portfolio Manager of the Manager (since August 2004). Previously,  he was an Assistant  Vice  President  and Senior  Research  Analyst  (since June
     2001). Prior to joining the Manager,  he was a management  consultant for with Booz, Allen & Hamilton (since May 1998).

August 2, 2004                                                    PS0215.029